Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Group term life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	$ 11,404	$ 10,322	$ 10,871
Less: Reinsurance ceded and other	(391)	(310)	(217)
Balance at the beginning of the period, net of reinsurance	11,013	10,012	10,654
Incurred loss related to:
Current year	2,366	4,058	2,467
Prior year's interest	418	441	453
Prior year(s)	(866)	(838)	(1,111)
Total incurred losses	1,918	3,661	1,809
Paid losses related to:
Current year	1,486	1,563	1,190
Prior year(s)	2,587	1,097	1,261
Total paid losses	4,073	2,660	2,451
Balance at the end of the period, gross of reinsurance	8,858	11,013	10,012
Plus: Reinsurance ceded and other	173	391	310
Balance at the end of the period, net of reinsurance	9,031	11,404	10,322
Group disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	88,945	89,347	99,547
Less: Reinsurance ceded and other	(4,660)	(3,461)	(33,313)
Balance at the beginning of the period, net of reinsurance	84,285	85,886	66,234
Incurred loss related to:
Current year	7,275	11,920	11,802
Prior year's interest	3,806	4,130	3,426
Prior year(s)	(1,670)	835	(7,132)
Total incurred losses	9,411	16,885	8,096
Paid losses related to:
Current year	1,200	2,230	972
Prior year(s)	17,505	16,256	(12,528)
Total paid losses	18,705	18,486	(11,556)
Balance at the end of the period, gross of reinsurance	74,991	84,285	85,886
Plus: Reinsurance ceded and other	4,670	4,660	3,461
Balance at the end of the period, net of reinsurance	$ 79,661	$ 88,945	$ 89,347